FI - Difference between fair value and unpaid principle balances (Details 10) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Cash and Due from Banks	SFr 198	SFr 308
Interest-bearing deposits with banks	14	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Loans	7,358	10,243
Other assets	8,946	9,184
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,042)	(13,213)
Short-term borrowings	(6,783)	(10,690)
Long-term debt	(58,721)	(68,722)
Other liabilities	(2,300)	(2,592)
Aggregate fair value
Loans
Non-interest-earning loans	733	843
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Loans	7,358	10,243
Other assets	8,544	8,624
Due to banks and customer deposits	(458)	(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,042)	(13,213)
Short-term borrowings	(6,783)	(10,690)
Long-term debt	(58,721)	(68,722)
Other liabilities	(888)	(1,170)
Aggregate unpaid principal
Loans
Non-interest-earning loans	2,213	2,657
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,665	68,565
Loans	8,241	11,035
Other assets	10,937	10,777
Due to banks and customer deposits	(562)	(442)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,933)	(13,212)
Short-term borrowings	(6,892)	(10,996)
Long-term debt	(72,788)	(71,833)
Other liabilities	(1,043)	(1,403)
Difference
Loans
Non-interest-earning loans, Difference	(1,480)	(1,814)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	128	58
Loans	(883)	(792)
Other assets	(2,393)	(2,153)
Due to banks and customer deposits	104	(51)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109)	(1)
Short-term borrowings	109	306
Long-term debt	14,067	3,111
Other liabilities	155	233
Bank
Financial instruments
Cash and Due from Banks	198	308
Interest-bearing deposits with banks	14	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Loans	7,358	10,243
Other assets	8,947	9,184
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,133)	(13,307)
Short-term borrowings	(6,783)	(10,690)
Long-term debt	(57,919)	(67,788)
Other liabilities	(2,286)	(2,568)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	733	843
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Loans	7,358	10,243
Other assets	8,544	8,624
Due to banks and customer deposits	(458)	(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,133)	(13,307)
Short-term borrowings	(6,783)	(10,690)
Long-term debt	(57,919)	(67,788)
Other liabilities	(888)	(1,170)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	2,213	2,657
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,665	68,565
Loans	8,241	11,035
Other assets	10,937	10,777
Due to banks and customer deposits	(562)	(442)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,024)	(13,306)
Short-term borrowings	(6,892)	(10,996)
Long-term debt	(71,891)	(70,946)
Other liabilities	(1,043)	(1,403)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(1,480)	(1,814)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	128	58
Loans	(883)	(792)
Other assets	(2,393)	(2,153)
Due to banks and customer deposits	104	(51)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109)	(1)
Short-term borrowings	109	306
Long-term debt	13,972	3,158
Other liabilities	SFr 155	SFr 233